Goodwill (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill
Carrying value of reporting unit	4.00%	10.00%	10.00%
Impairment of goodwill	$ 14,830	$ 0	$ 0